Expendable Parts and Supplies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Classes of current inventories [abstract]
Expendable parts and supplies expense	$ 22.0	$ 12.7	$ 32.4